Offerings - Offering: 1	Sep. 10, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	22,115,385
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 575,000,010.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 84,870.00
Offering Note	The filing fee, calculated in accordance with Rule 457(r) under the Securities Act of 1933, has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on September 9, 2024 (File No. 333-282002).